ProShares®

ProShare Advisors LLC

7501 Wisconsin Avenue

Suite 1000

Bethesda, MD 20814-6527

Phone: 240.497.6400

Fax:     240.497.6530

February 28, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	ProShares (the “Trust”)
(File Nos. 333-89822 and 811-21114)

Ladies and Gentlemen:

Transmitted herewith for filing on behalf of the Trust pursuant to Rule 497 under the Securities Act of 1933, as amended, are exhibits in interactive data format on XBRL, which contain the risk return summary information of the supplement dated February 7, 2013 for ProShares Credit Suisse 130/30, ProShares Short MSCI Emerging Markets, ProShares UltraShort MSCI Emerging Markets, ProShares UltraShort MSCI Brazil, ProShares UltraShort MSCI Mexico Investable Market, ProShares Ultra MSCI Emerging Markets, ProShares Ultra MSCI Brazil, ProShares Ultra MSCI Mexico Investable Market, ProShares Ultra High Yield and ProShares Ultra Investment Grade Corporate. The supplement was filed under Rule 485(b) on February 7, 2013 (SEC Accession No. 0001193125-13-041773).

Should you have any comments or questions, please do not hesitate to contact me at (240) 497-6539.

Sincerely,

/s/ Amy R. Doberman
Amy R. Doberman
Chief Legal Officer and Secretary